Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 17. Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were issued. Based on this evaluation, no additional material events were identified which require adjustment or disclosure in these financial statements.